Consolidated Statements of Financial Position - MXN ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents (Note 5)	$ 14,444,549,000	$ 7,500,193,000	$ 6,151,457,000
Trade accounts receivable – net (Note 6)	1,266,005,000	1,479,410,000	1,395,362,000
Recoverable taxes and tax payments in excess (Note 12.b)	1,072,855,000	291,575,000	220,144,000
Other current assets	62,700,000	96,306,000	73,244,000
Total current assets	16,846,109,000	9,367,484,000	7,840,207,000
Advanced payments to suppliers	464,675,000	241,231,000	226,548,000
Machinery, equipment and improvements on leased assets – net (Note 7)	2,146,232,000	1,905,684,000	1,906,233,000
Improvements to concession assets – net (Note 8)	13,763,840,000	12,063,383,000	10,982,860,000
Airport concessions – net (Note 9)	10,649,220,000	10,821,596,000	11,412,118,000
Rights to use airport facilities – net (Note 10)	816,898,000	873,598,000	930,296,000
Other acquired rights – net (Note 11)	464,903,000	481,600,000	498,296,000
Derivative financial instruments (Note 15)	(750,704,000)	4,686,000	136,457,000
Deferred income taxes – net (Note 12.e)	5,966,363,000	5,648,944,000	5,472,279,000
Right-of-use assets	23,626,000	34,628,000	46,696,000
Other assets – net	219,307,000	134,970,000	98,512,000
Total	51,361,173,000	41,577,804,000	39,550,502,000
Current liabilities:
Banks loans, debt securities and current portion of the debt (Note 16.a and b)	2,659,590,000	2,200,000,000
Concession taxes payable	155,744,000	394,422,000	347,972,000
Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (Note 31.a)	157,003,000	355,361,000	298,376,000
Accounts payable (Note 13)	1,194,350,000	1,021,729,000	1,015,136,000
Advance payments from clients	128,200,000	142,044,000	139,576,000
Taxes payable	175,543,000	131,511,000	165,156,000
Liabilities for assets in lease (Note 14.b)	10,717,000	12,577,000	14,510,000
Derivative financial instruments (Note 15)	750,704,000	265,979,000
Income taxes payable (Note 12)	30,824,000	152,943,000	191,797,000
Total current liabilities	5,262,675,000	4,676,566,000	2,172,523,000
Deposits received in guarantee (Note 4)	696,059,000	1,143,485,000	1,130,740,000
Liabilities for assets in lease (Note 14.b)	15,476,000	24,615,000	33,689,000
Deferred income taxes (Note 12.e)	655,479,000	681,909,000	784,931,000
Retirement employee benefits (Note 17)	183,125,000	144,743,000	120,606,000
Long-term borrowings (Note 16.a)	6,195,576,000	4,437,043,000	4,535,863,000
Debt securities (Note 16.b)	15,500,000,000	9,800,000,000	9,000,000,000
Total long-term liabilities	23,245,715,000	16,231,795,000	15,605,829,000
Total liabilities	28,508,390,000	20,908,361,000	17,778,352,000
Equity (Note 18):
Common stock	6,185,082,000	6,185,082,000	7,777,576,000
Repurchased shares	(1,733,374,000)	(1,733,374,000)	(1,733,374,000)
Legal reserve	1,592,551,000	1,592,551,000	1,345,709,000
Reserve for repurchase of shares	3,283,374,000	3,283,374,000	2,983,374,000
Retained earnings	11,908,891,000	9,940,035,000	9,552,071,000
Foreign currency translation reserve	1,037,446,000	525,992,000	775,619,000
Remeasurements of employee benefits – Net of income tax	(10,052,000)	6,606,000	8,010,000
Reserve for financial instruments of cash flow hedges – Net of income tax	(471,107,000)	(172,094,000)
Total equity attributable to controlling interest	21,792,811,000	19,628,172,000	20,708,985,000
Non-controlling interest (Note 19)	1,059,972,000	1,041,271,000	1,063,165,000
Total equity	22,852,783,000	20,669,443,000	21,772,150,000
Total	$ 51,361,173,000	$ 41,577,804,000	$ 39,550,502,000